Periods Available to Reduce Future Taxable Income (Detail) ¥ in Millions	Dec. 31, 2015 JPY (¥)
Tax Credit Carryforward [Line Items]
Within one year	¥ 6,138
After one year through five years	36,317
After five years through ten years	58,462
After ten years through twenty years	62,270
Indefinite period	37,807
Total	¥ 200,994